Long-term payroll payables - Summary of defined benefit liability (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long term payroll payable [abstract]
Net defined benefit liability	€ 10,719	€ 9,142
Long-term termination benefits	4,456	2,816
Other long-term payroll payable	161	812
Total	€ 15,336	€ 12,770